Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets

	Acquisition		Accumulated	Net Book Value
December 31, 2014	Cost	Additions	Amortization	December 31, 2014
Trade name	$10,420	$-	$(7,294)	$3,126
Port terminal operating rights	36,152	17,000	(8,450)	44,702
Customer relationships	36,120	-	(13,051)	23,069
Total intangible assets	$82,692	$17,000	$(28,795)	$70,897

	Acquisition		Accumulated	Net Book Value
December 31, 2013	Cost	Additions	Amortization	December 31, 2013
Trade name	$10,420	$-	$(6,252)	$4,168
Port terminal operating rights	34,060	2,092	(7,444)	28,708
Customer relationships	36,120	-	(11,277)	24,843
Total intangible assets	$80,600	$2,092	$(24,973)	$57,719

Schedule of aggregate amortization of intangible assets
	Within
	One	Year	Year	Year	Year
Description	Year	Two	Three	Four	Five	Thereafter	Total
Trade name	$1,042	$1,042	$1,042	$—	$—	$—	$3,126
Port terminal operating rights	1,389	1,389	1,389	1,389	1,389	37,757	44,702
Customer relationships	1,775	1,775	1,775	1,775	1,775	14,194	23,069
Total	$4,206	$4,206	$4,206	$3,164	$3,164	$51,951	$70,897